Earnings Per Common Share (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Numerator:
Net income attributable to Pangaea Logistics Solutions Ltd.	$ 5,460,637	$ 1,229,925	$ 13,060,566	$ 7,823,210
Less: dividends declared on convertible redeemable preferred stock	0	(1,782,277)	0	(3,564,554)
Less: allocation of earnings to preferred shareholders	0	0	0	(2,244,089)
Total earnings (loss) allocated to common stock	$ 5,460,637	$ (552,352)	$ 13,060,566	$ 2,014,567
Denominator:
Weighted-average number of shares of common stock outstanding (in shares)	35,240,373	13,421,955	35,000,012	13,421,955
Basic and Diluted EPS - common stock (in dollars per share)	$ 0.15	$ (0.04)	$ 0.37	$ 0.15